Stock Based Compensation Plans: (Tables)	6 Months Ended
Jun. 30, 2019
Stock Based Compensation Plans: (Tables) [Abstract]
Stock Option Transactions

Stock option transactions for the six months ended June 30, 2019 and 2018 are as follows:

	2019		2018
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	4,554,565	$ 3.11	5,091,565	$ 3.13
Options expired	(185,000)	3.43	(237,000)	3.70
Options outstanding - end of period	4,369,565	$ 3.09	4,854,565	$ 3.10

Options exercisable - end of period	4,369,565	$ 3.09	4,279,568	$ 3.10

Options Outstanding and Exercisable

The following table relates to stock options at June 30, 2019:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.92	444,922	$1.92	$ -	1.94	444,922	$1.92	$ -	1.94
$2.69	125,000	$2.69	-	7.84	125,000	$2.69	-	7.84
$3.15	3,369,643	$3.15	-	7.63	3,369,643	$3.15	-	7.63
$3.91	180,000	$3.91	-	6.00	180,000	$3.91	-	6.00
$4.02	250,000	$4.02	-	5.07	250,000	$4.02	-	5.07
$1.92 - $4.02	4,369,565	$3.09	$ -	6.85	4,369,565	$3.09	$ -	6.85